Financial Risk Factors and Risk Management - Liquidity Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Available lines of credit		€ 555	€ 346
Commercial paper, outstanding		930	€ 930
Syndicated credit facility agreement
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 2,500	€ 2,500
Interest rate basis	EURIBOR or LIBOR
Interest rate (as a percent)	0.17%
Commitment fee (as a percent)	0.0595%